SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Statutory income tax rate	16.50%	16.50%
Income tax expense	$ 13,221	$ 103,121
Income tax expense	13,221	103,121
SINGAPORE
Loss before income taxes	$ 77,769	$ 606,596	$ 291,737
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 13,221	$ 103,121	$ 49,595
Items not subject to taxes			(49,595)
Income tax expense	13,221	103,121
Income tax expense	$ 13,221	$ 103,121